Liabilities related to associates and joint ventures - Changes on the provisions (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Liabilities, beginning	$ 3,321
Monetary and present value adjustments	133
Disbursements	(108)
Translation adjustments	273
Liabilities, ending	3,619
Non-current liabilities	37,670	$ 35,645
Liabilities	$ 51,226	$ 49,536
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	5.46%	6.20%
Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	9.20%	9.51%
Fundao Dam Rupture And De Characterization Of Germano Dam [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	$ 1,044	$ 1,911
Non-current liabilities	2,575	1,410
Liabilities	3,619	$ 3,321
Renova Foundation Reparation And Compensation Programs [Member]
IfrsStatementLineItems [Line Items]
Liabilities, beginning	3,124
Monetary and present value adjustments	128
Disbursements	(108)
Translation adjustments	257
Liabilities, ending	3,401
De Characterization Of The Germanod Dam [Member]
IfrsStatementLineItems [Line Items]
Liabilities, beginning	197
Monetary and present value adjustments	5
Translation adjustments	16
Liabilities, ending	$ 218